Earnings per share (Tables)	6 Months Ended
Jun. 30, 2017
Earnings per share
in	2Q17	1Q17	2Q16	6M17	6M16
Basic net income/(loss) attributable to shareholders (CHF million)
Net income/(loss) attributable to shareholders for basic earnings per share	303	596	170	899	(132)
Available for common shares	303	596	167	899	(135)
Available for unvested share-based payment awards	0	0	3	0	3
Diluted net income/(loss) attributable to shareholders (CHF million)
Net income/(loss) attributable to shareholders for basic earnings per share	303	596	170	899	(132)
Available for common shares	303	596	167	899	(135)
Available for unvested share-based payment awards	0	0	3	0	3
Weighted-average shares outstanding (million)
Weighted-average shares outstanding for basic earnings per share available for common shares	2,309.6	2,214.2	2,106.8	2,261.9	2,087.9
Dilutive share options and warrants	4.2	3.8	3.7	4.0	0.0
Dilutive share awards	40.3	55.1	43.0	47.7	0.0
Weighted-average shares outstanding for diluted earnings per share available for common shares [1]	2,354.1	2,273.1	2,153.5	2,313.6	2,087.9	[2]
Weighted-average shares outstanding for basic/diluted earnings per share available for unvested share-based payment awards	0.1	0.1	1.2	0.1	5.8
Earnings/(loss) per share available for common shares (CHF)
Basic earnings/(loss) per share available for common shares	0.13	0.27	0.08	0.40	(0.06)
Diluted earnings/(loss) per share available for common shares	0.13	0.26	0.08	0.39	(0.06)
Prior periods have been adjusted to reflect the increase in the number of shares outstanding as a result of the discount element in the 2017 rights issue and scrip dividend, as required under US GAAP.
1
Weighted-average potential common shares relating to instruments that were not dilutive for the respective periods (and therefore not included in the diluted earnings per share calculation above) but could potentially dilute earnings per share in the future were 10.4 million, 7.8 million, 12.0 million, 9.1 million and 9.8 million for 2Q17, 1Q17, 2Q16, 6M17 and 6M16, respectively.

2
Due to the net loss in 6M16, 3.0 million of weighted-average share options and warrants outstanding and 48.4 million of weighted-average share awards outstanding were excluded from the diluted earnings per share calculation, as the effect would be antidilutive.